EMPLOYEE BENEFIT PLANS - Defined Benefit and Defined Contribution Plans (Details)				1 Months Ended	12 Months Ended
	Jan. 01, 2015	Jan. 01, 2014	Jan. 01, 2013	May 31, 2013 USD ($)	Dec. 31, 2015 USD ($) employee	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
DEFINED BENEFIT PLAN
Number of employees | employee					1,561
DEFINED CONTRIBUTION PLAN
Employee contribution, maximum percentage of eligible earnings					100.00%
Contributions made					$ 3,000,000	$ 2,900,000	$ 3,000,000
Collective bargaining agreements and their bargaining unit employees
DEFINED BENEFIT PLAN
Number of employees | employee					361
DEFINED CONTRIBUTION PLAN
Contributions made					$ 0
Non-bargaining unit employees, other than the 216 employees of Colowyo Coal
DEFINED CONTRIBUTION PLAN
Employer contribution, maximum percentage of eligible earnings					1.00%
Non-bargaining unit employees, only the 216 employees of Colowyo Coal
DEFINED CONTRIBUTION PLAN
Employer contribution, maximum percentage of eligible earnings					7.00%
Maximum | Non-bargaining unit employees, only the 216 employees of Colowyo Coal
DEFINED CONTRIBUTION PLAN
Employer matching contribution, maximum percentage of employee contributions					5.00%
RS Plan
DEFINED BENEFIT PLAN
Our contributions represent more than (true) or less than (false) 5 percent of total contributions					false	false	false
Contributions made each year					$ 22,900,000	$ 21,500,000	$ 92,600,000
Plan funded status	At least 80 percent	At least 80 percent
RS Plan Contribution Prepayment Option
DEFINED BENEFIT PLAN
Prepayment amount, multiple of annual required contribution (as a percent)			2.50%
Reduction in the annual contribution (as a percent)			25.00%
Reduced annual contribution period					15 years
Contribution prepayment				$ 71,200,000
Amortization period of prepayment			13 years
Colowyo Coal
DEFINED BENEFIT PLAN
Number of employees | employee					216